Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Computation of The Basic and Diluted Earnings
The following table shows the computation of the basic and diluted earnings per share:

	For the years ended December 31,
	(1) 2021		(1) 2022		2023
Net profit for the period attributable to equity holders of the parent from continuing operations	Ps.	68,187,225	Ps.	82,878,406	Ps.	76,110,617
Net profit for the period attributable to equity holders of the parent from discontinued operations		124,235,942		(6,719,015)		—

Net profit for the period attributable to equity holders of the parent		192,423,167		76,159,391		76,110,617
Weighted average shares (in millions)		65,967		63,936		63,049

Earnings per share attributable to equity holders of the parent continuing operations	Ps.	1.03	Ps.	1.30	Ps.	1.21

Earnings per share attributable to equity holders of the parent discontinued operations	Ps.	1.88	Ps.	(0.11)	Ps.	—

(1)	Discontinued operations